Note 4 - Summary of Significant Accounting Policies (Details) - Derivatives Measured at Fair Value (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 10,035,625
Net unrealized loss	92,741	(1,470,798)
Balance	10,154,753	10,035,625
Series 2023 Notes [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of additional Series 2023 PIK Note	$ 26,387